PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Communication Services : 2.2%
47,043
BCE, Inc.
$ 1,635,522
0.5
2,643
(1)
Cable One, Inc.
924,495
0.3
131,988  Entravision
Communications Corp.
- Class A
273,215
0.1
15,769
Fox Corp. - Class B
611,837
0.2
89,967  Interpublic Group of
Cos., Inc.
2,845,657
0.9
4,849
Omnicom Group, Inc.
501,338
0.2
7,612  Townsquare Media,
Inc. - Class A
77,338
0.0
6,869,402
2.2
Consumer Discretionary : 5.9%
40,123
(2)
Accel Entertainment,
Inc.
466,229
0.1
13,707
(2)
Aptiv PLC
987,041
0.3
18,608  Atmus Filtration
Technologies, Inc.
698,358
0.2
34,515
BorgWarner, Inc.
1,252,549
0.4
14,657
Boyd Gaming Corp.
947,575
0.3
11,265
BRP, Inc.
670,718
0.2
14,544
Brunswick Corp.
1,219,078
0.4
11,348
(2)
Capri Holdings Ltd.
481,609
0.2
574
(2)
Cavco Industries, Inc.
245,810
0.1
7,485  Darden Restaurants,
Inc.
1,228,513
0.4
19,969
(2)
Dave & Buster's
Entertainment, Inc.
679,944
0.2
23,263
(2)
Dollar Tree, Inc.
1,635,854
0.5
1,209
(2)
M/I Homes, Inc.
207,174
0.1
25,480
(2)
MarineMax, Inc.
898,680
0.3
2,997
Meritage Homes Corp.
614,595
0.2
7,338
(2)
Mohawk Industries,
Inc.
1,179,070
0.4
21,522
(1)(2)
OneWater Marine, Inc.
- Class A
514,591
0.2
2,707  Penske Automotive
Group, Inc.
439,671
0.1
9,788
(2)
Skyline Champion
Corp.
928,392
0.3
70,412
(2)
Solo Brands, Inc.
- Class A
99,281
0.0
31,222
Tapestry, Inc.
1,466,810
0.5
6,774
(2)
Taylor Morrison Home
Corp.
475,941
0.2
40,624
(2)
Topgolf Callaway
Brands Corp.
446,052
0.1
6,474
(2)
Visteon Corp.
616,584
0.2
18,400,119
5.9
Consumer Staples : 7.9%
143,293
Conagra Brands, Inc.
4,659,888
1.5
40,165  Edgewell Personal
Care Co.
1,459,596
0.5
35,191
General Mills, Inc.
2,598,855
0.8
19,401
Heineken NV
1,722,234
0.5
104,190
Kenvue, Inc.
2,409,915
0.8
20,515
Kimberly-Clark Corp.
2,918,874
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
104,439  Koninklijke Ahold
Delhaize NV
$ 3,607,438
1.2
14,311
Pernod Ricard SA
2,165,150
0.7
20,797  Reckitt Benckiser
Group PLC
1,272,449
0.4
15,848  Spectrum Brands
Holdings, Inc.
1,507,779
0.5
8,950  Turning Point Brands,
Inc.
386,193
0.1
24,708,371
7.9
Energy : 7.3%
71,442
Baker Hughes Co.
2,582,628
0.8
20,222
Cactus, Inc. - Class A
1,206,647
0.4
68,185
ChampionX Corp.
2,055,778
0.7
8,983
Chord Energy Corp.
1,169,856
0.4
63,349
Coterra Energy, Inc.
1,517,209
0.5
101,703  Crescent Energy Co.
- Class A
1,113,648
0.4
145,035
(3)
Enterprise Products
Partners L.P.
4,221,969
1.3
50,418
EQT Corp.
1,847,315
0.6
28,925
(1)
Mach Natural
Resources L.P.
462,800
0.1
77,225
(1)
Magnolia Oil & Gas
Corp. - Class A
1,885,834
0.6
48,070  Northern Oil and Gas,
Inc.
1,702,159
0.5
38,479  Occidental Petroleum
Corp.
1,983,208
0.6
69,314  Permian Resources
Corp.
943,363
0.3
13,508
TXO Partners L.P.
267,188
0.1
22,959,602
7.3
Financials : 19.8%
6,323
Aflac, Inc.
706,911
0.2
22,905
(1)(3)
AllianceBernstein
Holding L.P.
799,156
0.3
20,813
Allstate Corp.
3,947,185
1.3
15,421
(1)
A-Mark Precious
Metals, Inc.
680,991
0.2
14,229
Ameris Bancorp
887,747
0.3
27,919  Axis Capital Holdings
Ltd.
2,222,632
0.7
6,817
(2)
Axos Financial, Inc.
428,653
0.1
34,472
Banc of California, Inc.
507,773
0.2
55,299  Bank of New York
Mellon Corp.
3,973,786
1.3
7,263
BankUnited, Inc.
264,664
0.1
6,035
(2)
Bowhead Specialty
Holdings, Inc.
169,040
0.1
62,377  Columbia Banking
System, Inc.
1,628,664
0.5
26,990  Commerce
Bancshares, Inc.
1,603,206
0.5
70,487  Compass Diversified
Holdings
1,559,877
0.5
68,915
CVB Financial Corp.
1,228,065
0.4
29,238
Edenred
1,107,409
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
150,618
F.N.B. Corp.
$ 2,125,220
0.7
27,071  Fidelis Insurance
Holdings Ltd.
488,902
0.2
43,312  First BanCorp/Puerto
Rico
916,915
0.3
47,747
First Hawaiian, Inc.
1,105,343
0.3
29,206  First Interstate
BancSystem, Inc.
- Class A
896,040
0.3
11,351
First Merchants Corp.
422,257
0.1
28,238
(2)
Hamilton Insurance
Group Ltd. - Class B
546,123
0.2
13,367  Hanover Insurance
Group, Inc.
1,979,786
0.6
62,817  Home BancShares,
Inc.
1,701,713
0.5
49,502
Northern Trust Corp.
4,456,665
1.4
135,930
Old National Bancorp
2,536,454
0.8
43,193  Pacific Premier
Bancorp, Inc.
1,086,736
0.3
5,470  PNC Financial
Services Group, Inc.
1,011,130
0.3
11,156
Popular, Inc.
1,118,612
0.4
12,629  Provident Financial
Services, Inc.
234,394
0.1
4,915  Reinsurance Group of
America, Inc.
1,070,831
0.3
21,892
SouthState Corp.
2,127,465
0.7
3,360
(2)
StoneX Group, Inc.
275,117
0.1
21,639  T. Rowe Price Group,
Inc.
2,357,136
0.7
65,768
Truist Financial Corp.
2,812,897
0.9
14,971
UMB Financial Corp.
1,573,602
0.5
65,261
US Bancorp
2,984,386
0.9
20,800  Valley National
Bancorp
188,448
0.1
39,102  Webster Financial
Corp.
1,822,544
0.6
22,362
Westamerica BanCorp
1,105,130
0.3
11,906  Willis Towers Watson
PLC
3,506,674
1.1
62,166,279
19.8
Health Care : 12.3%
2,388  AmerisourceBergen
Corp.
537,491
0.2
4,187
(1)(2)
AMN Healthcare
Services, Inc.
177,487
0.1
11,873  Becton Dickinson and
Co.
2,862,580
0.9
25,060
Cardinal Health, Inc.
2,769,631
0.9
25,860
(2)
Centene Corp.
1,946,741
0.6
48,816  DENTSPLY SIRONA,
Inc.
1,320,961
0.4
38,441
Embecta Corp.
542,018
0.2
30,438
(2)
Enovis Corp.
1,310,356
0.4
123,208
(2)
Envista Holdings Corp.
2,434,590
0.8
23,376  GE HealthCare
Technologies, Inc.
2,193,838
0.7
61,994
(2)
Henry Schein, Inc.
4,519,363
1.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
18,784
(2)
Hologic, Inc.
$ 1,530,145
0.5
11,993
Labcorp Holdings, Inc.
2,680,196
0.8
19,908
Medtronic PLC
1,792,317
0.6
10,522
Patterson Cos., Inc.
229,800
0.1
22,786
Quest Diagnostics, Inc.
3,537,526
1.1
7,217  Universal Health
Services, Inc. - Class B
1,652,765
0.5
60,245  Zimmer Biomet
Holdings, Inc.
6,503,448
2.1
38,541,253
12.3
Industrials : 15.3%
4,627
Atkore, Inc.
392,092
0.1
2,359  Barrett Business
Services, Inc.
88,486
0.0
45,235
(2)
Beacon Roofing
Supply, Inc.
3,909,661
1.2
18,738
Brink's Co.
2,166,862
0.7
36,597
Bunzl PLC
1,733,201
0.6
43,296
CSX Corp.
1,495,011
0.5
3,351
Cummins, Inc.
1,085,020
0.3
21,377
Deluxe Corp.
416,638
0.1
79,057
(2)
DIRTT Environmental
Solutions
41,228
0.0
2,841
Dover Corp.
544,733
0.2
8,436
(2)
DXP Enterprises, Inc.
450,145
0.1
36,243
Emerson Electric Co.
3,963,897
1.3
9,573
(2)
First Advantage Corp.
190,024
0.1
75,728
(2)
Gates Industrial Corp.
PLC
1,329,027
0.4
19,854
(2)
GMS, Inc.
1,798,177
0.6
59,062
(2)
Hillman Solutions
Corp.
623,695
0.2
6,048  Huntington Ingalls
Industries, Inc.
1,598,970
0.5
13,963
(2)
IBEX Holdings Ltd.
278,981
0.1
13,897  Johnson Controls
International PLC
1,078,546
0.3
9,347
Korn Ferry
703,268
0.2
6,520  L3Harris Technologies,
Inc.
1,550,913
0.5
17,877
Loomis AB
587,330
0.2
7,739
Luxfer Holdings PLC
100,220
0.0
33,606  MSC Industrial Direct
Co., Inc. - Class A
2,892,132
0.9
12,648
Norfolk Southern Corp.
3,143,028
1.0
6,613
(2)
NV5 Global, Inc.
618,183
0.2
24,276
Oshkosh Corp.
2,432,698
0.8
15,699
(2)
Proficient Auto
Logistics, Inc.
222,612
0.1
4,092
Republic Services, Inc.
821,837
0.3
6,202  Science Applications
International Corp.
863,753
0.3
13,069  Sensata Technologies
Holding PLC
468,654
0.2
86,133
Southwest Airlines Co.
2,552,121
0.8
8,689
Tecnoglass, Inc.
596,587
0.2
38,577
Timken Co.
3,251,655
1.0
15,081
(2)
Titan Machinery, Inc.
210,078
0.1
21,949
Vinci SA
2,565,768
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
39,821
Weir Group PLC
$ 1,157,173
0.4
47,922,404
15.3
Information Technology : 6.6%
32,140
Amdocs Ltd.
2,811,607
0.9
17,303
Amkor Technology, Inc.
529,472
0.2
24,914
Avnet, Inc.
1,353,079
0.4
9,885
(2)
Axcelis Technologies,
Inc.
1,036,442
0.3
17,404  Cognizant Technology
Solutions Corp. - Class
A
1,343,241
0.4
12,764
(2)
Coherent Corp.
1,134,847
0.4
13,992
(2)
Euronet Worldwide,
Inc.
1,388,426
0.5
57,496
EVERTEC, Inc.
1,948,540
0.6
10,396
(2)
F5, Inc.
2,289,199
0.7
72,688
HP, Inc.
2,607,319
0.8
21,622
Juniper Networks, Inc.
842,826
0.3
24,918  Kulicke & Soffa
Industries, Inc.
1,124,549
0.4
14,004
(2)
ON Semiconductor
Corp.
1,016,830
0.3
50,638
(2)
Repay Holdings Corp.
413,206
0.1
29,046
(2)
Teradata Corp.
881,256
0.3
20,720,839
6.6
Materials : 3.3%
27,438
Akzo Nobel NV
1,938,257
0.6
153,036
(1)
Graphic Packaging
Holding Co.
4,528,335
1.4
12,871
(2)
Ingevity Corp.
501,969
0.2
7,492  Minerals Technologies,
Inc.
578,607
0.2
10,463  Packaging Corp. of
America
2,253,730
0.7
40,225
Pactiv Evergreen, Inc.
462,990
0.2
10,263,888
3.3
Real Estate : 7.8%
26,440
(1)
Agree Realty Corp.
1,991,725
0.6
12,245  American Healthcare
REIT, Inc.
319,594
0.1
24,213  Americold Realty Trust,
Inc.
684,501
0.2
5,985
CareTrust REIT, Inc.
184,697
0.1
9,550
EPR Properties
468,332
0.2
37,816
Equity Residential
2,815,779
0.9
4,418  Essex Property Trust,
Inc.
1,305,166
0.4
71,916  Healthpeak Properties,
Inc.
1,644,719
0.5
6,321
Public Storage
2,300,022
0.7
55,997
Realty Income Corp.
3,551,330
1.1
27,742  Regency Centers
Corp.
2,003,805
0.6
12,834  Ryman Hospitality
Properties, Inc.
1,376,318
0.4
22,078
Terreno Realty Corp.
1,475,473
0.5
29,673
UMH Properties, Inc.
583,668
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
31,921
Ventas, Inc.
$ 2,047,094
0.7
55,954
VICI Properties, Inc.
1,863,828
0.6
24,616,051
7.8
Software and Services : 0.6%
11,619
TE Connectivity PLC
1,754,353
0.6
Utilities : 8.6%
3,676
CMS Energy Corp.
259,636
0.1
17,849
Duke Energy Corp.
2,057,990
0.7
42,975
Edison International
3,742,693
1.2
46,752
Evergy, Inc.
2,899,092
0.9
46,764
Eversource Energy
3,182,290
1.0
455  Luxfer Holdings PLC-
ADR
5,892
0.0
66,636
NorthWestern Corp.
3,812,912
1.2
29,827
ONE Gas, Inc.
2,219,725
0.7
7,602  Southwest Gas
Holdings, Inc.
560,724
0.2
32,547
Spire, Inc.
2,190,088
0.7
30,874  WEC Energy Group,
Inc.
2,969,461
0.9
49,445
Xcel Energy, Inc.
3,228,758
1.0
27,129,261
8.6
Total Common Stock
(Cost $283,697,636)
306,051,822
97.6
PREFERRED STOCK : 0.5%
Consumer Staples : 0.5%
16,847  Henkel AG & Co.
KGaA
1,583,618
0.5
Total Preferred Stock
(Cost $1,151,653)
1,583,618
0.5
Total Long-Term
Investments
(Cost $284,849,289)
307,635,440
98.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.6%
Repurchase Agreements : 2.7%
2,030,909
(4)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,031,187,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$2,071,527, due
10/01/27-01/01/57)
2,030,909
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,030,909
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,031,187,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$2,071,527, due
05/01/26-08/20/74)
$ 2,030,909
0.6
1,265,228
(4)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,265,401,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,290,533, due
05/15/27-07/20/73)
1,265,228
0.4
1,001,537
(4)
Clear Street LLC,
Repurchase
Agreement dated
09/30/2024, 5.020%,
due 10/01/2024
(Repurchase
Amount $1,001,675,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,021,472, due
07/31/25-08/01/54)
1,001,537
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,030,909
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $2,031,187,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$2,071,527, due
07/15/28-09/01/54)
$ 2,030,909
0.7
224,684
(4)
National Bank
Financial, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $224,714,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.000%, Market
Value plus accrued
interest $229,178, due
10/01/24-09/09/49)
224,684
0.1
Total Repurchase
Agreements
(Cost $8,584,176)
8,584,176
2.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.9%
5,854,505
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $5,854,505) $ 5,854,505 1.9
Total Short-Term
Investments
(Cost $14,438,681)
14,438,681
4.6
Total Investments in
Securities
(Cost $299,287,970) $ 322,074,121 102.7
Liabilities in Excess
of Other Assets (8,511,671) (2.7)
Net Assets $ 313,562,450 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Security is a Master Limited Partnership.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 6,869,402 $ — $ — $ 6,869,402
Consumer Discretionary 18,400,119 — — 18,400,119
Consumer Staples 19,548,538 5,159,833 — 24,708,371
Energy 22,959,602 — — 22,959,602
Financials 61,058,870 1,107,409 — 62,166,279
Health Care 38,541,253 — — 38,541,253
Industrials 41,878,932 6,043,472 — 47,922,404
Information Technology 20,720,839 — — 20,720,839
Materials 8,325,631 1,938,257 — 10,263,888
Real Estate 24,616,051 — — 24,616,051
Software and Services 1,754,353 — — 1,754,353
Utilities 27,129,261 — — 27,129,261
Total Common Stock 291,802,851 14,248,971 — 306,051,822
Preferred Stock — 1,583,618 — 1,583,618
Short-Term Investments 5,854,505 8,584,176 — 14,438,681
Total Investments, at fair value $ 297,657,356 $ 24,416,765 $ — $ 322,074,121
Other Financial Instruments+
Forward Foreign Currency Contracts — 2,838 — 2,838
Total Assets $ 297,657,356 $ 24,419,603 $ — $ 322,076,959
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (21,201) $ — $ (21,201)
Total Liabilities $ — $ (21,201) $ — $ (21,201)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, the following forward foreign currency contracts were outstanding for VY
®
American Century Small-Mid Cap Value Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,416,769 CAD 1,908,558 Bank of America N.A. 12/20/24 $ 2,638
GBP 67,092 USD 89,826 Bank of America N.A. 12/20/24 (145)
USD 1,847,357 GBP 1,386,385 Bank of America N.A. 12/20/24 (5,826)
USD 3,122,545 EUR 2,796,277 Citibank N.A. 12/20/24 (326)
USD 505,289 SEK 5,145,179 Citibank N.A. 12/20/24 (3,360)
USD 3,120,309 EUR 2,796,277 Goldman Sachs & Co. 12/20/24 (2,561)
USD 1,847,912 GBP 1,386,384 Goldman Sachs & Co. 12/20/24 (5,272)
USD 3,122,309 EUR 2,796,277 JPMorgan Chase Bank N.A. 12/20/24 (562)
USD 341,100 EUR 305,249 UBS AG 12/20/24 200
USD 3,119,722 EUR 2,796,277 UBS AG 12/20/24 (3,149)
$ (18,363)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
SEK
—
Swedish Krona
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 35,798,383
Gross Unrealized Depreciation (13,012,232)
Net Unrealized Appreciation $ 22,786,151